Income taxes	12 Months Ended
Dec. 31, 2014
Income taxes [Abstract]
Income taxes

12. Income taxes

The Company is registered in the Cayman Islands. The Company generated substantially all of its income/(loss) from its PRC operations for the years ended December 31, 2012, 2013 and 2014.

Cayman Islands (“Cayman”)

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands (“BVI”)

The Group is exempted from income tax in the BVI on its foreign-derived income. There are no withholding taxes in the BVI.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5% since January 1, 2010. The operations in Hong Kong have incurred net accumulated operating losses for income tax purposes.

PRC

On March 16, 2007, the National People's Congress of PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which FIEs and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.

The EIT Law and its implementing rules also permit qualified “High and New Technology Enterprises” (“HNTE”) to enjoy a preferential enterprise income tax rate of 15% upon filing with relevant tax authorities. The qualification as a HNTE generally has a valid term of three years and the renewal of such qualification is subject to review by the relevant authorities in China. Wanglin obtained its HNTE certificate in 2012 and completed the HNTE filing with tax authorities in 2013. As a result, Wanglin has been qualified as a HNTE under the EIT Law, and is entitled to a preferential tax rate of 15% from 2012 to 2014 provided that it continues to be qualified as HNTE during such period.

According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaging in research and development activities are entitled to claim 150% of the research and development expenses so incurred in a year as tax deductible expenses in determining its tax assessable profits for that year (“Super Deduction”). Wanglin had claimed such Super Deduction in ascertaining its tax assessable profits for the years ended December 31, 2012, 2013 and 2014, respectively. Beijing 58 and 58 Technology had claimed Super Deduction in ascertaining its tax assessable profits for the year ended December 31, 2014.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company's jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company was incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). As of December 31, 2014, all of the Group's entities in PRC were still in accumulated loss positions. As such, no withholding tax has been provided.

The provisions for income tax expenses are summarized as follows:

	For the Year ended December 31,
	2012	2013	2014
Current tax expenses	2,592	4,148	8,147
Deferred tax benefit	(2,592)	(4,148)	(1,961)
Income tax expenses	—	—	6,186

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rate:

	For the Year ended December 31,
	2012	2013	2014
Statutory income tax rates	25.0%	25.0%	25.0%
Change in valuation allowance	(23.3)%	(21.3)%	20.7%
Permanent book-tax differences	(1.7)%	(3.7)%	(9.9)%
Effect of preferential tax rate of HNTE	—	—	(14.3)%
Effective tax rate	0%	0%	21.5%

Deferred tax assets

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities:

	As of December 31,
	2013	2014
	US$	US$
Current
Deferred tax assets:
Accrued payroll and other expenses	3,908	7,069
Less: valuation allowance	(3,908)	(7,069)
Total current deferred tax assets, net	—	—
Non-current
Deferred tax assets:
Net operating loss carry forwards	4,723	4,611
Advertising expenses in excess of deduction limit	18,673	21,650
Others	153	45
Less: valuation allowance	(23,549)	(26,306)
Total non-current deferred tax assets, net	—	—
Total deferred tax assets, net	—	—

As of December 31, 2014, the Group had net operating loss carryforward of US$18,446 which will expire during the period between December 31, 2015 and December 31, 2019. There is no expiration for the advertising expenses that were in excess of annual deduction limit and carried forward.

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group's operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these net accumulated operating losses and other deferred tax assets will not be utilized in the future. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of December 31, 2012, 2013 and 2014.

Movement of valuation allowance

	For the years ended December 31,
	2012	2013	2014
	US$	US$	US$
Balance at beginning of the period	22,948	30,580	27,457
Provision	7,632	1,740	12,304
Current period reversal	—	(4,863)	(6,386)
Balance at the end of the period	30,580	27,457	33,375

The current period reversal of valuation allowance is primarily attributed to the utilization of net operating losses and deductible advertising expenses carried forward from prior years.

As of December 31, 2014, the tax years ended December 31, 2010 through 2014 of the Company's PRC subsidiaries and the affiliated PRC entities are subjected to examination by the PRC tax authorities.